Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2022
Commitments and Contingencies Disclosure [Abstract]
Deposit for acquisition	$ 250,000	$ (0)	$ 250,000
Acquisition related expense		$ 112,534	$ (0)
Escrow balance				$ 137,466